Consolidated Statements of Shareholders' Equity (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Number of issued shares	419,852,467		431,294,790
Number of issued and outstanding shares	407,165,221		413,669,257
Number of treasury shares	12,687,246		17,625,533
Accumulated other comprehensive income, net of taxes relating to foreign currency translation	€ 83,500,000		€ 75,500,000	€ 93,000,000
Accumulated other comprehensive income, net of taxes unrealized (losses) on financial instruments	(4,500,000)		3,000,000	(44,400,000)
Payment for Synthetic Share Buyback	€ 3,728,324,000	[1],[2]
Reduction percentage in number of shares	23.00%

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.